Taxation (Details 1) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Pre-tax (loss)	$ (14,892)	$ (6,509)
Losses not subject to tax	13,674	1,184
Taxable (loss)	(1,218)	(5,325)
BVI
Statement Line Items [Line Items]
Pre-tax (loss)	(13,674)	(1,184)
Losses not subject to tax	13,674	1,184
Taxable (loss)
Foreign
Statement Line Items [Line Items]
Pre-tax (loss)	(1,218)	(5,325)
Losses not subject to tax
Taxable (loss)	$ (1,218)	$ (5,325)